Provisions - Schedule of Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018
Disclosure of Provisions [line items]
Environmental rehabilitation costs	$ 289.6	$ 281.5	$ 281.5	$ 370.3	$ 289.6
Silicosis settlement costs				21.2	25.1
Other				4.2	4.8
Total provisions				$ 391.1	$ 319.5	[1]	$ 321.3
Environmental rehabilitation costs Balance at beginning of the year	289.6	281.5
Changes in estimates	79.5	23.2
Interest expense	11.7	11.7	12.1
Payments	(10.7)	(9.6)
Translation adjustment	0.2	(17.2)
Environmental rehabilitation costs balance at end of the year	370.3	289.6	$ 281.5
Total gross closure cost estimates	436.3	399.9
South Africa [member]
Disclosure of Provisions [line items]
Total gross closure cost estimates	45.9	41.8
Ghana [member]
Disclosure of Provisions [line items]
Total gross closure cost estimates	105.6	100.4
Australia [member]
Disclosure of Provisions [line items]
Total gross closure cost estimates	198.2	178.2
Peru [member]
Disclosure of Provisions [line items]
Total gross closure cost estimates	86.2	79.1
CHILE
Disclosure of Provisions [line items]
Total gross closure cost estimates	$ 0.4	$ 0.4

[1]	Refer note 42.